Filed electronically with the Securities and Exchange
                         Commission on October 15, 1998

                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ------
         Post-Effective Amendment No.    29
                                       ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.     25
                        ------

                               Scudder Fund, Inc.
               -------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               ---------------------------------------  ---------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b),
          --------

             X     on October 15, 1998 pursuant to paragraph (b),
          --------

                   60 days after filing pursuant to paragraph (a)(1),
          --------

                   on October 15, 1998 pursuant to paragraph (a)(1)
          --------

                   75 days after filing pursuant to paragraph (a)(2)
          --------

                   on _______________ pursuant to paragraph (a)(2) of Rule 485.
          --------

                                Part C - Page 1

                               SCUDDER FUND, INC.
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       WHY INVEST IN SCUDDER PREMIUM MONEY MARKET
                                                         SHARES OF THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                         INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S PRESIDENT
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                          Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                         Information Line, Dividend reinvestment plan, T.D.D.
                                                         service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share
                                                         price, Processing time, Minimum balances, Third party
                                                         transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax
                                                         identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE

                                Part C - Page 2



                               SCUDDER FUND, INC.
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage  Commissions,
                                                          Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                   Portfolio Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                          Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                                Part C - Page 3

Scudder Cash Investment Trust, and Scudder U.S. Treasury Money Fund offered herein, are both open-end management investment companies. Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, also offered herein, are both classes of shares of Scudder Money Market Series, a portfolio of Scudder Fund, Inc., an open-end management investment company.

This combined prospectus sets forth concisely the information about Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares that a prospective investor should know before investing. Please retain it for future reference.


Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.


If you require more detailed information, a Statement of Additional Information dated October 15, 1998, for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 9.


NOT FDIC-
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

[Logo]
Scudder Cash
Investment Trust


Scudder U.S. Treasury Money
Fund


Scudder Money Market Series --
Scudder Prime Reserve Money
Market Shares

Scudder Money Market Series --
Scudder Premium Money
Market Shares


October 15, 1998


Three pure no load(TM) (no sales charges) money market mutual funds seek to provide monthly income while maintaining liquidity and stability of capital.

Expense information

Scudder Cash Investment Trust

How to compare a Scudder Family of Funds pure  no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Cash Investment Trust (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE
     Commissions to reinvest dividends                                  NONE
     Redemption fees                                                    NONE*
     Fees to exchange shares                                            NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.

     Investment management fee (after waiver)                          0.32%**
     12b-1 fees                                                        NONE
     Other expenses                                                    0.53%
                                                                       -------
     Total Fund operating expenses (after waiver)                      0.85%**
                                                                       =======


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


   1 Year               3 Years            5 Years               10 Years
   ------               -------            -------               --------
     $9                   $27                $47                   $105


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets of the Fund. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee 0.42%, other expenses 0.53% and total operating expenses 0.95% for the fiscal year ended June 30, 1998.

Expense information

Scudder U.S. Treasury Money Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder U.S. Treasury Money Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)               NONE
     Commissions to reinvest dividends                               NONE
     Redemption fees                                                 NONE*
     Fees to exchange shares                                         NONE


 2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.

     Investment management fee (after waiver)                         0.15%**
     12b-1 fees                                                       NONE
     Other expenses                                                   0.50%
                                                                      -------
     Total Fund operating expenses (after waiver)                     0.65%**
                                                                      =======

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

 1 Year             3 Years                5 Years                  10 Years
 ------             -------                -------                  --------
   $7                 $21                    $36                      $81

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of the average daily net assets of the Fund. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee 0.50%, other expenses 0.50% and total operating expenses 1.00% for the fiscal year ended June 30, 1998.

 Expense information


Scudder Prime Reserve Money Market Shares

How to compare a Scudder Family of Funds pure  no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Prime Reserve Money Market Shares (the "Prime Shares"), a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)        NONE
     Commissions to reinvest dividends                        NONE
     Redemption fees                                          NONE**
     Fees to exchange shares                                  NONE



2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending November 30, 1998.

     Investment management fee (after waiver)               0.20%***
     12b-1 fees                                              NONE
     Other expenses                                         0.36%
                                                            -----
     Total operating expenses (after waiver)                0.56%***
                                                            =====


Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


                     1 Year                      3 Years
                     ------                      -------
                       $6                          $18



See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.


* The information set forth on this page relates only to the Fund's Scudder Prime Reserve Money Market Shares. The Fund also offers three other classes of shares, Scudder Money Market Managed Shares, Scudder Premium Money Market Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.


** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of its fee, Fund operating expenses for the Prime Shares would have been: investment management fee 0.25%, other expenses 0.36% and total operating expenses 0.61% for the fiscal year ending November 30, 1998.

 Expense information


Scudder Premium Money Market Shares

How to compare a Scudder Family of Funds pure  no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares (the "Premium Shares") a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   NONE**
     Fees to exchange shares                                           NONE



 2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal period ending November 30, 1998.


     Investment management fee (after waiver)                          0.20%***
     12b-1 fees                                                        NONE
     Other expenses                                                    0.18%
                                                                       --------
     Total operating expenses (after waiver)                           0.38%***
                                                                       ========


Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


                       1 Year                      3 Years
                       ------                      -------
                         $4                          $12


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers three other classes of shares, Scudder Prime Reserve Money Market Shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of its fee, Fund operating expenses for the Premium Shares would have been: investment management fee 0.25%, other expenses 0.18% and total operating expenses 0.43% for the fiscal year ending November 30, 1998.

 Financial highlights


Scudder Cash Investment Trust

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                Years Ended June 30,

                                          1998       1997    1996    1995    1994     1993    1992    1991    1990     1989
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of          --------- ---------------------------------------------------------------------------
    period ............................. $1.000    $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000
                                        --------- ---------------------------------------------------------------------------
 Net investment income .................   .048      .046     .048    .048    .027    .027     .047    .069    .080    .082
 Distributions from net investment
    income and net realized capital
    gains ..............................  (.048)    (.046)   (.048)  (.048)  (.027)  (.027)   (.047)  (.069)  (.080)  (.082)
                                        ---------  --------------------------------------------------------------------------
 Net asset value, end of period ........ $1.000    $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000
 ----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ......................   4.92(b)   4.73     4.89    4.90    2.77    2.75     4.76    7.13    8.23    8.49
 Ratios and Supplemental Data
 Net assets, end of period ($ millions).  1,182     1,431    1,387   1,520   1,430   1,119    1,361   1,736   1,644   1,563
 Ratio of operating expenses, net to
    average daily net assets (%)........    .85       .86      .83     .78     .82     .78      .70     .66     .67     .66
 Ratio of operating expenses before
    expense reduction, to average
    daily net assets (%)................    .95       .86      .83     .78     .82     .78      .70     .66     .67     .66
 Ratio of net investment income
    to average daily net assets (%).....   4.82      4.63     4.79    4.84    2.78    2.72     4.58    6.91    7.93    8.21

(a) Net realized capital gains were less than 6/10 of $.01 per share.
(b) Total return would have been lower had certain expenses not been reduced.

 Financial highlights


Scudder U.S. Treasury Money Fund


The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                       Years Ended June 30,
                                1998     1997    1996   1995   1994   1993   1992   1991   1990   1989
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning   -------   ---------------------------------------------------------------
   of period ..............    $1.000   $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000
                              -------   ---------------------------------------------------------------
 Net investment income ....      .047     .045   .048   .046   .027   .027   .044   .065   .075   .074
 Less distributions from net
   investment income and net
   realized gains on
   investment transactions (a)  (.047)    (.045) (.048) (.046) (.027) (.027) (.044) (.065) (.075) (.074)
 Net asset value, end of      -------     ---------------------------------------------------------------
   period .................    $1.000     $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000
 ------------------------------------  ------------------------------------------------------------------
 Total Return (%) .........      4.83       4.58   4.91   4.70   2.74   2.74   4.48   6.71   7.74   7.66
 Ratios and Supplemental Data
 Net assets, end of period
   ($ millions) ...........       389        399    396    383    383    305    299    272    198    167
 Ratio of operating expenses,
   net to daily net average
   assets (%) .............       .65        .65    .65    .65    .65    .65    .65    .82    .98   1.01
 Ratio of operating expenses
    before expense reductions,
    to average daily
    net assets (%) ........      1.00        .94    .92    .90    .90    .85    .85    .91    .98   1.01
 Ratio of net investment
   income to average net
   assets (%) .............      4.72       4.49   4.80   4.61   2.75   2.69   4.31   6.37   7.46   7.41

(a) Net realized capital gains were less than 6/10 of 1 cent per share.
(b) Total returns would have been lower had certain expenses not been reduced.

 Financial highlights

Scudder Premium Money Market Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                            For the Period
                                                                                                             July 7, 1997
                                                                                                             (commencement
                                                                                           Six Months          of sale of
                                                                                              Ended         Premium Shares)
                                                                                          June 30, 1998     to December 31,
                                                                                           (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                            --------------------------------
Net asset value, beginning of period .....................................................   $1.000            $1.000
                                                                                            --------------------------------
Net investment income ....................................................................     .027              .026
Distributions from net investment income .................................................    (.027)            (.026)
                                                                                            --------------------------------
Net asset value, end of period ...........................................................   $1.000            $1.000
                                                                                            --------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .....................................................................     2.68**            2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................................................      507               335
Ratio of operating expenses, net to average daily net assets (%) .........................      .31*              .38*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ...      .36*              .43*
Ratio of net investment income to average daily net assets (%) ...........................     5.36*             5.50*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

 A message from the President



Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.


We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond Villani

 The Funds

Investment objectives


o three money market mutual funds seeking to provide monthly income while maintaining liquidity and stability of capital


Investment characteristics of the Funds

o    goal of stable $1.00 share price
o    fluctuating yield
o    dividends declared daily and paid monthly
o    Minimum initial investment:


     Scudder Cash Investment Trust:  $2,500
     Scudder U.S. Treasury Money Fund:  $2,500
     Scudder Prime Reserve Money Market Shares: $10,000
     Scudder Premium Money Market Shares:  $25,000



 Contents


Introduction                                          10
Scudder Cash Investment Trust                         10
Scudder U.S. Treasury Money Fund                      11
Scudder Prime Reserve Money Market Shares
   and Scudder Premium Money Market
   Shares                                             12
Why invest in the Funds?                              13
Additional information about common
   policies, investments and investment
   restrictions                                       14
Additional investments                                15
Distribution and performance information              17
Fund organization                                     18
Transaction information                               22
Shareholder benefits                                  26
Purchases                                             29
Exchanges and redemptions                             30
Trustees and Officers of Scudder Cash Investment
   Trust and Scudder U.S. Treasury Money Fund         32
Directors and Officers of Scudder
   Fund, Inc.                                         33
Investment products and services                      34
How to contact Scudder                                35

 Introduction



Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund (each a "Trust") and Scudder Money Market Series (each a "Fund," collectively the "Funds"), are money market mutual funds advised by Scudder Kemper Investments, Inc. (the "Adviser"). The Funds have similar objectives and policies, but different features, including different initial investment requirements. Scudder Money Market Series is a diversified series of Scudder Fund, Inc. (the "Corporation"). The prospectuses for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, and two classes of shares of Scudder Money Market Series: Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are presented together so you can understand their important differences and decide which Fund and class, if applicable, is most suitable for your investment needs.


Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objectives will be met.


 Scudder Cash Investment Trust


Investment objective


The investment objective of Scudder Cash Investment Trust, a diversified, open-end management investment company, is to seek to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.


Investments


The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities, which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, in one of the two highest short-term rating categories of one or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above.


The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid securities.

In addition, the Fund may invest in repurchase agreements and securities with put features.


Each of the above referenced eligible investments and investment practices has certain risks associated with it. For a more complete description, please refer to the Funds' combined Statement of Additional Information.

 Scudder U.S. Treasury Money Fund


Investment objective

Scudder U.S. Treasury Money Fund, a diversified, open-end management investment company, seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund also seeks to maintain a constant net asset value of $1.00 and declares dividends daily.

Investment characteristics

The Fund seeks to provide investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and repurchase agreements. The Fund is a "fixed price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. This price stability makes the Fund suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk.

The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury securities.

The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investments

The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund's investments in U.S. Government obligations provide a high degree of safety and liquidity. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid securities.

The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.


Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market
Shares


Investment objectives


Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are both classes of shares of Scudder Money Market Series, a diversified series of Scudder Fund, Inc., an open-end management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.


The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Investments


The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's, "A-1" or higher by S&P or "F-1" by Fitch, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.

 Why invest in the Funds?


A money market mutual fund can be an appropriate component of virtually any type of investment program. The three money market funds described in this prospectus may each be a good choice for investors who want their assets to grow in a stable investment, those who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

Money market funds may be appropriate for investors desiring monthly income, yet who are also concerned about the stability of their investment principal. This conservative fund option seeks to maintain a stable $1.00 share price though investment in a diversified pool of very short-term, high quality money market securities.

Another important feature of money market funds is daily liquidity. For these Scudder money market Funds, investors can gain access to their cash in different ways; for example, by toll-free telephone redemption or through a convenient, no fee check writing option. Further, investors can receive their monthly income by check or have their dividends invested automatically, without charge, in additional shares of the same fund, which will help build up their account over time.

To help meet various cash management needs, investors are provided with a choice of money market funds:


Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund:

  These Funds are designed as highly flexible and convenient vehicles for cash investments. The minimum initial investment in these Funds is only $2,500 per account. These Funds, which can serve as a starting point for building a well-diversified investment portfolio, provide investors with maximum flexibility, through low checkwriting minimums and a low account balance requirement.


Scudder Prime Reserve Money Market Shares:

  This investment choice is designed more as a savings vehicle, particularly as a complement to bank savings accounts and other bank products. The minimum initial investment in these shares is $10,000 per account. By requiring a larger account balance than a typical money fund, Scudder Prime Reserve Money Market Shares strives to reduce the impact of transaction and various fixed costs on overall expenses, leading to an expected higher return for shareholders.

Scudder Premium Money Market Shares:


  Scudder Premium Money Market Shares are designed for shareholders who have the resources to maintain higher account balances and, in return, be rewarded with potentially above average money fund income. The minimum initial investment required in these shares is $25,000 per account. With this $25,000 minimum, it is anticipated that Scudder Premium Money Market Shares will normally offer a higher yield than Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund or Scudder Prime Reserve Money Market Shares.


Additional information about common policies, investments and investment restrictions


Each Fund has certain investment restrictions which are designed to reduce each Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Board of Directors or Trustees, as applicable. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's combined Statement of Additional Information.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

As permitted under the current federal rule regulating money market funds, the high quality securities in which each Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest short-term category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by each Corporation's or Trust's respective Board of Directors or Trustees, that an unrated security is equivalent to a first tier or second tier security. Each Fund will not invest more than 5% of its total assets in securities issued by a single issuer. Each Fund will not invest more than 5% of its total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer.

Illiquid securities

Each Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that each Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). Each Trust's or Corporation's respective Board of Trustees or Directors has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.


Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, each Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before each Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, each Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

When-issued securities

Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Each Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

 Additional investments


Obligations of U.S. Government agencies and instrumentalities


Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of Fannie Mae) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. Each Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.


Each Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.


Each Fund's investments in municipal notes will be limited to notes that are Rrated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Each Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, each Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in each Fund.

Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.


Letters of credit


Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of each Fund may be used for letter of credit backed investments.


Securities with put rights


Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940, as amended (the "1940 Act"), and with commercial banks.

The right of each Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although each Fund may sell the underlying securities to a third party at any time. If necessary and advisable, each Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). Each Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of each Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of each Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by each Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by each Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts

Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other feature such as interest rate swaps. Each Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to each Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of each Fund would be adversely affected.


 Distribution and performance information


Dividends and capital gains distributions


The Funds' dividends are declared daily and distributed monthly to shareholders. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. The Funds may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Cash Investment Trust shares, Scudder U.S. Treasury Money Fund shares, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, as the case may be. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of Scudder Money Market Series to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term Federal capital gains, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the performance of the Funds may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Scudder Money Market Series in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structure of Scudder Money Market Series' different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of the Funds refers to income generated by an investment over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of the Funds is expressed similarly but, when annualized, the income earned by an investment is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in the Funds for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in the Funds assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least a year or for a period of less than ten years, only the life of the Fund will be used.) "Cumulative total return" represents the cumulative change in value of an investment in the Funds for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Funds, as applicable.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses, as well as particular class expenses in the case of the Funds.

 Fund organization


The prospectuses of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes of Scudder Money Market Series are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that one might become liable for a misstatement regarding the other. Each Trust's or Corporation's respective Board of Trustees or Directors have considered this and approved the use of a combined prospectus.


Scudder Cash Investment Trust is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in December 1975.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder U.S. Treasury Money Fund is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in April 1980. The Fund changed its name from Scudder Government Money Fund on March 1, 1991.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are each a class of the same Fund known as Scudder Money Market Series, a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.


The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Fund's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes offered herein, the Scudder Money Market Series offers two other classes of shares, Scudder Managed Shares and Scudder Institutional Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interests of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.


Investment adviser


The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage their daily investment and business affairs subject to the policies established by the Board of Trustees (for each Trust) and Directors (for the Corporation). The Trustees and Directors have overall responsibility for the management of the Funds under Massachusetts and Maryland law, respectively.

On September 7, 1998, the businesses of Zurich Insurance Company (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Boards have approved new investment management agreements with the Adviser, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and will be submitted for shareholder approval at special meetings currently scheduled to take place in December 1998.

Like other mutual funds and financial and business organizations worldwide, a Fund could be adversely affected if computer systems on which a Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on a Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect a Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a Fund or on global markets or economies generally.

Scudder Cash Investment Trust. For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.32% of Scudder Cash Investment Trust's average daily net assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder U.S. Treasury Money Fund. For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.15% of the Fund's average daily net assets on an annual basis.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Until March 31, 1999, the Fund's Adviser has agreed to continue to maintain the total annualized expenses of the Fund at 0.65% of average daily net assets of the Fund.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market
Shares.

The Adviser receives a management fee at an annual rate equal to 0.25% of the average daily net assets of the Scudder Money Market Series. Management fees are computed daily and paid monthly.

The Adviser has agreed to waive 0.05% of its management fee from Scudder Money Market Series until April 30, 1999. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of the Fund. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Fund, Inc. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.


Scudder Kemper Investments, Inc., is located at Two International Place, Boston, Massachusetts.

 Transaction information


Purchasing shares


Purchases are executed at the next calculated net asset value per share after the applicable Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


Minimum initial investment:


    Scudder Cash Investment Trust:
    $2,500; IRAs $1,000
    Scudder U.S. Treasury Money Fund:
    $2,500; IRAs $1,000


    Scudder Prime Reserve Money Market Shares:  $10,000; IRAs $10,000

    Scudder Premium Money Market Shares:  $25,000; IRAs $25,000

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund and class (if applicable) in which the money is to be invested,
-- the account number of the fund, and
-- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.


You may also make additional investments of $100 or more for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, and $1,000 or more for either Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares to your existing account by wire.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


By exchange. Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Trust's or Corporation's respective Board of Trustees or Directors. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Minimum account requirements may be different for other Scudder Funds. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the applicable Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, and for at least $1,000 for Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares and no more than $5,000,000 for each Fund. Your Fund investments will continue to earn dividends until your check is presented to the applicable Fund for payment.


Checks will be returned by the applicable Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund only and, for all three Funds as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of net assets of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, less all liabilities attributable to such Fund or class, as applicable, by the total number of shares outstanding in such Fund or class, as applicable. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the amortized cost value. Scudder Money Market Series uses the amortized cost value in calculating the net asset value per share.


Processing time


Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares. Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by the close of regular trading, normally 4:00 p.m. eastern time, are executed at the net asset value calculated at the close on that day. If requested by the shareholder, proceeds can be wired that day, but no dividend will be earned on the redeemed shares that day. All other redemption requests will be processed on the day received and will earn a dividend on the redeemed shares that day; however, the proceeds will be distributed on the next business day.

If you wish to make a purchase of $500,000 or more for either of the above Funds, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions


Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Fund, Inc., on behalf of Scudder Money Market Series and the classes of Shares of Scudder Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.


Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.


Minimum balances for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The Funds reserve the right, following 60 days written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary and custodial accounts with balances below $100 are subject to automatic redemption following 60 days written notice to applicable shareholders.

Please refer to "Exchanges and Redemptions-- Other Information" in the Funds' combined Statement of Additional Information for more information.


Minimum balances for Scudder Prime Reserve Money Market Shares


Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500 (which minimum amount may be changed by the Board of Directors). Account balances will be reviewed periodically and shareholders with accounts below $7,500 will receive 60 days' notice, after which, if the balance is not increased to the required level, the Adviser reserves the right to redeem all shares, close the account and send the proceeds to the shareholder's address of record.


Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions -- Other Information" in the Fund's combined Statement of Additional Information for more information.

Minimum balances for Scudder Premium Money Market Shares


Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).


Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares, close the account and send the proceeds to the shareholder's address of record.

Please refer to "Exchanges and Redemptions-- Other Information" in the Funds' combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

 Shareholder benefits


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Each Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting each Fund's investment strategy and for overseeing each Fund's day-to-day management in January, 1998. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.


John W. Stuebe, Portfolio Manager for Scudder Cash Investment Trust and Scudder Money Market Series, has been a fixed income trader for money market securities since 1979. Mr. Stuebe currently specializes in and trades for taxable, non-government money market funds.

Mitchell W. Wilner, Portfolio Manager for Scudder U.S. Treasury Money Market Fund, joined the Adviser in 1992 as a Fixed Income Research Analyst and has 11 years' experience working with short-term fixed income investments.


SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the applicable Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Funds' Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases



 Opening
 an account         Minimum initial investment:
                             Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund:
                                  $2,500; IRAs $1,000
                             Scudder Prime Reserve Money Market Shares:  $10,000; IRAs $10,000
                             Scudder Premium Money Market Shares:  $25,000; IRAs $25,000


                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

 Make checks        o  By Mail             Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                        by regular mail to:              or   by express, registered,
                                                                                         or certified mail to:
                                                        The Scudder Funds                         The Scudder Funds
                                                        P.O. Box 2291                             66 Brooks Drive
                                                        Boston, MA  02107-2291                    Braintree, MA  02184

                    o  By Wire          Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                    o  In Person        Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------


 Purchasing
 additional shares  Minimum additional investment:
                             Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100; IRAs $50
                              Scudder Prime Reserve Money Market Shares:  $1,000; IRAs $1,000
                              Scudder Premium Money Market Shares: $1,000; IRAs $1,000


                              Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                              See appropriate plan literature.

 Make checks        o By Mail           Send a check with a Scudder investment slip, or with a letter of
 payable to "The                        instruction including your account number and the complete Fund name and
 Scudder Funds."                        class name (if applicable), to the appropriate address listed above.

                    o By Wire           Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                    o In Person         Visit one of our Investor Centers to make an additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o  By Telephone     Please see Transaction information--Purchasing shares--By QuickBuy for more details.

                    o  By Automatic     You may arrange to make investments on a regular basis through automatic
                       Investment Plan  deductions from your bank checking account. Please call 1-800-225-5163 for
                       ($50 minimum)    more information and an enrollment form.


                                       29

 Exchanges and redemptions

 Exchanging
 shares           Minimum investments:


                           Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund:  $2,500 to
                                establish a new account; $100 to exchange among existing accounts
                           Scudder Prime Reserve Money Market Shares:  $10,000 to establish a new account;
                                $1,000 to exchange among existing accounts
                           Scudder Premium Money Market Shares:  $25,000 to establish a new account;
                                $1,000 to exchange among existing accounts


 For informa-     o By Telephone        To speak with a service representative, call 1-800-225-5163 from
 tion on                                8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
 exchanging to                          Information Line, call 1-800-343-2890 (24 hours a day).
 other Scudder
 Funds, see       o By Mail             Print or type your or Fax  instructions and include:
 "Transaction
 information--                          -    the name of the Fund (and class, if applicable) and the account number you
 By exchange."                               are exchanging from;
                                        -    your name(s) and address as they appear on your account;
                                        -    the dollar amount or number of shares you wish to exchange;
                                        -    the name of the Fund (and class, if applicable) you are exchanging into;
                                        -    your signature(s) as it appears on your account; and
                                        -    a daytime telephone number.

                                        Send your instructions
                                        by regular mail to:         or  by express, registered,  or   by fax to:
                                                                        or certified mail to:
                                        The Scudder Funds               The Scudder Funds             1-800-821-6234
                                        P.O. Box 2291                   66 Brooks Drive
                                        Boston, MA  02107-2291          Braintree, MA  02184

----------------------------------------------------------------------------------------------------------------------------------
 Redeeming shares o By Telephone       To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8
                                        p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day).  You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                  o By "Write-          You may redeem shares by writing checks against your account balance as often
                    A-Check"            as you like for at least $100 for Scudder Cash Investment Trust and Scudder
                                        U.S. Treasury Money Fund and at least $1,000 for Scudder Prime Reserve Money
                                        Market Shares and Scudder Premium Money Markets Shares and no more than
                                        $5,000,00 for each fund.

                  o By Mail             Send your instructions for redemption to the appropriate address or fax number
                    or Fax              above and include:


                                          -   the name of the Fund (and class,  if  applicable)  and the account number you are redeeming from;
                                          -   your name(s) and address as they appear on your account;
                                          -   the dollar amount or number of shares you wish to redeem;
                                          -   your signature(s) as it appears on your account; and
                                          -   a daytime telephone number.

                                        A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                  o By Automatic        You may arrange to receive automatic cash payments periodically. Call
                    Withdrawal Plan     1-800-225-5163 for more information and an enrollment form.


 Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

 Trustees and Officers of Scudder Cash Investment Trust and
 Scudder U.S. Treasury Money Fund


Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and
    General Manager, WGBH
    Educational Foundation

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics, Bentley College; President, Driscoll Associates

Peter B. Freeman
    Trustee; Corporate
    Director and Trustee

George M. Lovejoy, Jr.
    Trustee; President and
    Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology
    Equity Partners

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David Wines*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

 Directors and Officers of Scudder Fund, Inc.


Daniel Pierce*
    President

Dr. Rosita P. Chang
    Director; Professor of Finance, University of Rhode Island

Dr. J. D. Hammond
    Director; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Director; University Marshal and
    Senior Lecturer, Harvard University

Edgar R. Fiedler
    Director; Vice President and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
    Director; Corporate Director and Trustee

Thomas W. Joseph*
    Vice President and Assistant Secretary

Thomas F. McDonough*
    Vice President and Secretary

Jerard K. Hartman*
    Vice President

Kathryn L. Quirk*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360


Scudder Fund, Inc. is a professionally managed, open-end, diversified management investment company comprised of three diversified money market investment portfolios.



                         SCUDDER MONEY MARKET SERIES --
                    Scudder Prime Reserve Money Market Shares
                       Scudder Premium Money Market Shares
                                October 15, 1998
                          Scudder Institutional Shares
                             Scudder Managed Shares

                                   May 1, 1998

                           As revised October 15, 1998


                     SCUDDER TAX FREE MONEY MARKET SERIES --
                          Scudder Institutional Shares
                             Scudder Managed Shares
                                   May 1, 1998
                           As revised October 15, 1998


                    SCUDDER GOVERNMENT MONEY MARKET SERIES --
                          Scudder Institutional Shares
                             Scudder Managed Shares
                                   May 1, 1998
                           As revised October 15, 1998


        Mutual fund portfolios, each seeking to provide high money-market income with preservation of capital and liquidity through
                 investments in different types of instruments.







--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION



--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated May 1, 1998 as revised October 15, 1998 and dated October 15, 1998 for Scudder Money Market Series: Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                 `                                                 Page

THE FUNDS AND THEIR OBJECTIVES.......................................................................................1
         General Investment Objectives and Policies..................................................................1
         Master/feeder structure.....................................................................................1
         Cash Fund...................................................................................................1
         Tax Free Fund...............................................................................................3
         Government Fund.............................................................................................3
         Investment Restrictions.....................................................................................4

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES...........................................................................4

PURCHASING SHARES....................................................................................................5
         Wire Transfer of Federal Funds..............................................................................6
         Additional Information About Making Subsequent Investments by QuickBuy......................................6
         Share Certificates..........................................................................................7

EXCHANGES AND REDEMPTIONS............................................................................................7
         Exchanges...................................................................................................7
         Redemption by Telephone.....................................................................................8
         Redemption By QuickSell.....................................................................................8
         Redemption by Mail or Fax...................................................................................9
         Redemption by Write-a-Check.................................................................................9

FEATURES AND SERVICES OFFERED BY THE FUNDS..........................................................................10
         The Pure No-Load(TM) Concept...............................................................................10
         Internet access............................................................................................11
         Dividends and Capital Gains Distribution Options...........................................................12
         Scudder Investor Centers...................................................................................12
         Reports to Shareholders....................................................................................12
         Transaction Summaries......................................................................................12

THE SCUDDER FAMILY OF FUNDS.........................................................................................12

SPECIAL PLAN ACCOUNTS...............................................................................................17
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations
           and Self-Employed Individuals............................................................................18
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals........18
         Scudder IRA:  Individual Retirement Account................................................................18
         Scudder Roth IRA:  Individual Retirement Account...........................................................19
         Scudder 403(b) Plan........................................................................................19
         Automatic Withdrawal Plan..................................................................................19
         Group or Salary Deduction Plan.............................................................................20

DIVIDENDS...........................................................................................................20

PERFORMANCE INFORMATION.............................................................................................21
         Yield......................................................................................................21
         Effective Yield............................................................................................21
         Average Annual Total Return................................................................................21
         Cumulative Total Return....................................................................................22
         Total Return...............................................................................................23
         Tax-Equivalent Yield.......................................................................................23
         Comparison of Fund Performance.............................................................................23

THE PROGRAM.........................................................................................................26

ORGANIZATION OF THE FUNDS...........................................................................................27

INVESTMENT ADVISER..................................................................................................28
         Personal Investments by Employees of the Adviser...........................................................30

DISTRIBUTOR.........................................................................................................31


                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                                  Page

DIRECTORS AND OFFICERS..............................................................................................32

REMUNERATION........................................................................................................35
         Responsibilities of the Board -- Board and Committee Meetings..............................................35
         Compensation of Officers and Directors.....................................................................35

TAXES    ...........................................................................................................36

PORTFOLIO TRANSACTIONS..............................................................................................38

NET ASSET VALUE.....................................................................................................39

ADDITIONAL INFORMATION..............................................................................................39
         Experts....................................................................................................39
         Other Information..........................................................................................40

FINANCIAL STATEMENTS................................................................................................41

APPENDIX
         Corporate and Municipal Bonds
         Corporate and Municipal Commercial Paper
         Municipal Notes

                         THE FUNDS AND THEIR OBJECTIVES


   (See "Investment objectives and policies" and "Additional information about policies and investments" in the Funds' Prospectuses)



General Investment Objectives and Policies


         Scudder Money Market Series ("Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, management investment company. Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, the Tax Free Fund also seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objectives.


         Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

         Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.


         Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

         Each Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."



Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.



Cash Fund


         The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

         The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and (iv) are obligations which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund is limited by its nonfundamental policy in the amount of its total assets that may be in investments that are not illiquid including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.


         The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.


         There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.


         Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).


         Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

         The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.


         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.


         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In  addition,  the  Fund  may  invest  in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.


Tax Free Fund

         The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.


         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch.


         If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.


         The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

         The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities.


         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.


Government Fund

         The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

         In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.


Investment Restrictions


         Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Under ordinary market conditions, the Funds will maintain at least 80% of the value of its total assets in obligations that are exempt from federal taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.


         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

         Each Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund may not:

          (1)     borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

          (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;


          (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;


          (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans; or


          (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, each Fund currently does not intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

         (2) lend portfolio securities in an amount greater than 5% of its total assets.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


       (See "Additional information about policies and investments" in the
                              Funds' Prospectuses)

         Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

Industry Concentration. To the extent the Cash Fund's investments are concentrated in the banking industry, the Cash Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Cash Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.


         The foregoing policies and activities of the Funds are not fundamental and may be changed by the Board of Directors of the Corporation without the approval of shareholders.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).



                                PURCHASING SHARES


 (See "Transaction information -- Purchasing shares" in the Funds' Prospectuses)

         Each Fund has specific minimum initial investment requirements for each class of shares. The Prime Reserve Shares require a minimum initial investment of $10,000 and a minimum subsequent investment of $1,000. The Premium Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. The Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. The Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.



Wire Transfer of Federal Funds


         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Cash Fund and the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Cash Fund and the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.


         Shares of any Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.


         By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information -- dividends and capital gains distributions" in the Funds' Prospectuses.

Additional Information About Making Subsequent Investments by QuickBuy


          Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.



         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.


         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. No Fund will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.



Share Certificates


         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.



                            EXCHANGES AND REDEMPTIONS


       (See "Transaction Information -- Exchanges and Redemptions" in the
                              Funds' Prospectuses)


         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.



Exchanges


         The following information regarding exchanges applies only to Scudder Prime Reserve Money Market Shares ("Prime Reserve Shares") and Scudder Premium Money Market Shares ("Premium Shares") and each Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $10,000 for Prime Reserve Shares, $25,000 for Premium Shares and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectuses.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (See "TAXES").

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

          (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.


         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.


         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.


         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Prime Reserve and the Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account. The Institutional Shares do not charge a wire fee.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.



Redemption by Mail or Fax


         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectuses.


         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.


Redemption by Write-a-Check


         The following information regarding Redemption by Write-a-Check applies only to Prime Reserve Shares and Premium Shares and each Fund's class of Managed Shares. Redemption by Write-a-Check does not apply to the Institutional Shares.

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.


Minimum balances for Scudder Prime Reserve Money Market Shares


         Initial minimum investment in the Prime Reserve Shares is $10,000. Shareholders should maintain a share balance worth at least $7,500 (which minimum amount may be changed by the Board of Directors). Account balances will be reviewed periodically and shareholders with accounts below $7,500 will receive 30 days' notice, after which, if the balance is not increased to the required level, the balance of the account will be automatically exchanged into Scudder Cash Investment Trust, another money market fund which has a lower minimum balance and may have a lower yield requirement and different expenses. Once the balance of the account has been exchanged into Scudder Cash Investment Trust, Prime Reserve checks are no longer valid and should be destroyed; however, other services requested by shareholders (such as Automatic Investment Plan) will be carried over and remain in effect.

         Accounts with balances below $2,500, which is the minimum balance required for Scudder Cash Investment Trust, will be automatically liquidated and the check sent to the shareholder's address of record.

         The Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

         Please refer to "Exchanges and Redemptions -- Other Information" in this combined Statement of Additional Information for more information.


Minimum balances for Scudder Premium Money Market Shares


         The initial minimum investment requirement in the Fund is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

         Please refer to "Exchanges and Redemptions -- Other Information" in this combined Statement of Additional Information for more information.



                   FEATURES AND SERVICES OFFERED BY THE FUNDS


         (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) ConceptPure No-Load(TM) ConceptNo-Load(TM) Concept-Load(TM) Concept-Load(TM) Concept-Load(TM) Concept-Load(TM) Concept-Load(TM) Concept

          Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.



         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


====================================================================================================================

                                Scudder                                                         No-Load Fund with
                          Pure No-Load(TM)                               Load Fund with           0.25% 12b-1
         YEARS                   Fund               8.50% Load Fund      0.75% 12b-1 Fee              Fee
====================================================================================================================

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282

====================================================================================================================


         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.


Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password.

As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS


       (See "Investment products and services" in the Funds' prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.


         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.


--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services,

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


         Scudder  Corporate  Bond  Fund  seeks a high  level of  current  income
         through  investment   primarily  in  investment-grade   corporate  debt
         securities.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.


     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


GLOBAL EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

--------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S. companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

--------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS


        (See "Scudder tax-advantaged retirement plans," "Purchases -- By
         Automatic Investment Plan" and "Exchanges and redemptions -- By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.


Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.


         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $253,680                  $973,704                  $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                    35,062                     46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $119,318                  $287,021                   $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                    59,821                     90,764
            55                        16,709                    20,286                     24,681


Scudder Roth IRA:  Individual Retirement Account


         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.


         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.


Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.



                                    DIVIDENDS


         (See "Distribution and performance information -- Dividends and capital gains distributions" in the Funds' Prospectuses)

         The Corporation declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.


         Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.


         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.


         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.


                             PERFORMANCE INFORMATION


   (See "Distribution and performance information -- Performance information"
                           in the Funds' Prospectuses)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the following periods for each class of Scudder Money Market Series: Institutional Class of Shares from July 7, 1997 through December 31, 1997, Managed Class of Shares from December 31, 1996 through December 31, 1997, Premium Class of Shares from December 31, 1997 through June 30, 1998 and Prime Reserve Class of Shares from October 15, 1998. Performance information enumerated below is based on the following periods for each class of Scudder Tax Free Money Market Series and Scudder Government Money Market Series: Institutional Class of Shares from July 7, 1997 through December 31, 1997, and Managed Class of Shares from December 31, 1996 through December 31, 1997. These performance figures may be calculated in the following manner:

Yield


         The Corporation makes available various yield quotations with respect to shares of the Funds. The annualized yield for the Money Market Fund, Tax Free Fund and Government Fund for the seven-day period ended December 31, 1997 for the Institutional Shares were 5.66%, 3.74% and 5.48%, respectively; and for the Managed Shares were 5.45%, 3.65% and 5.07%, respectively. The annualized yield for the Premium Money Market Shares of the Money Market Fund for the seven-day period ended June 30, 1998 was 5.47%. Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of each Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.


         Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.


Effective Yield


         The effective yield for each Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^65/7] - 1


         The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Money Market Fund, Tax Free Fund and the Government Fund for the seven-day period ended December 31, 1997 for the Institutional Shares were 5.66%, 3.74% and 5.48%, respectively; and for the Managed Shares were 5.45%, 3.65% and 5.07%, respectively. The effective yield for the Premium Money Market Shares of the Money Market Fund for the seven-day period ended June 30, 1998 was 5.62%.



Average Annual Total Return


         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of each Fund. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

Where:
            P         =        a hypothetical initial investment of $1,000.
            T         =        Average Annual Total Return.
            N         =        number of years.
            ERV       =        ending  redeemable  value:  ERV is the
                               value,  at the  end  of  the  applicable
                               period,   of   a   hypothetical   $1,000
                               investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1997

                                                Since            One          Five           Ten
                                              Inception*        Year**        Year**         Year**
Institutional Class of Shares

     Scudder Money Market Series                  2.25%          N/A            N/A            N/A
     Scudder Tax Free Money Market Series         1.40%          N/A            N/A            N/A
     Scudder Government Money Market              2.17%          N/A            N/A            N/A
Series
Managed Class of Shares
     Scudder Money Market Series                 N/A             5.21%         4.48%           5.61%
     Scudder Tax Free Money Market Series        N/A             3.07%         2.67%           3.64%
     Scudder Government Money Market             N/A             5.02%         4.37%           5.45%
Series
Premium Class of Shares                           5.38%***       N/A            N/A            N/A

* The Institutional Class of each Fund and the Premium Class of Cash Fund commenced operations on July 7, 1997, and August 4, 1997, respectively. The Prime Reserve Class of Cash Fund commenced operations on October 15, 1998 and no shares were outstanding during this time period.

** Since the inception date of the Institutional Class of each Fund and the Premium Class and Prime Reserve Class of Cash Fund, no shares of either class were outstanding during the relevant time periods.

*** Average annual total returns for the Premium Class of Shares are for the period ended June 30, 1998.


Cumulative Total Return


         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of a Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                 C = (ERV/P) - 1

                           Where:

           C         =        Cumulative Total Return.
           P         =        a hypothetical initial investment of $1,000.
           ERV       =        ending redeemable value:  ERV is the value, at the
                              end of the applicable period, of a hypothetical
                              $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1997

                                       Since            One           Five           Ten
                                     Inception*        Year**         Year**         Year**
Institutional Class of Shares

   Money Market Fund                   2.25%            N/A            N/A            N/A
   Tax Free Fund                       1.40%            N/A            N/A            N/A
   Government Fund                     2.17%            N/A            N/A            N/A

Managed Class of Shares

   Money Market Fund                    N/A             5.21%         24.50%         72.67%
   Tax Free Fund                        N/A             3.07%         14.10%         43.00%
   Government Fund                      N/A             5.02%         23.83%         70.07%
Premium Money Market  Shares           5.38%***         N/A            N/A            N/A

* The Institutional Class of each Fund and the Premium Class of Cash Fund commenced operations on July 7, 1997, and August 4, 1997, respectively. The Prime Reserve Class of Cash Fund commenced operations on October 15, 1998 and no shares were outstanding during this time period.

** Since the inception date of the Institutional Class of each Fund and the Premium Class and Prime Reserve Class of Cash Fund, no shares of either class were outstanding during the relevant time periods.

*** Cumulative total returns for the Premium Class of Shares are for the period ended June 30, 1998.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.


Tax-Equivalent Yield


         For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated separately for each class of shares of a Fund by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 39.6% would need to earn a taxable yield of 6.08% to receive after-tax income equal to the 3.67% tax-free yield of Institutional Class of shares for Scudder Tax Free Money Market Series for the 30 day period ended December 31, 1997.

Comparison of Fund Performanceof Fund PerformanceFund PerformancePerformance


         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment

Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, a Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.


         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.


Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.


Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.


Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.


Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.


Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.


Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.


Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                                   THE PROGRAM


         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

         The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.


         Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.


                            ORGANIZATION OF THE FUNDS


              (See "Fund organization" in the Funds' Prospectuses)

         The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight classes which are not currently offered but which may be in the future.

         Pursuant to authority expressly granted by of the Charter of the Corporation, the Board of Directors has reclassified one billion (1,000,000,000) shares of authorized and issued Capital Stock previously classified as Premium Money Market Shares as Scudder Prime Reserve Money Market Shares. Prior to the reclassification, two billion (2,000,000,000) shares of Capital Stock were classified as shares of Scudder Premium Money Market Shares. After the reclassification, one billion (1,000,000,000) shares of Capital Stock are classified as shares of the Scudder Premium Money Market Shares and one billion (1,000,000,000) shares of Capital Stock are classified as shares of Scudder Prime Reserve Money Market Shares, and designated and classified nine hundred seventy-five million (975,000,000) shares of the authorized but unissued shares of the Managed Federal Securities Fund of the Corporation Capital Stock into the Institutional Sub-Class of the Scudder Money Market Series of the Corporation's Capital Stock.

         The Board of Directors has subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds") into classes. In addition, with respect to Scudder Tax Free Money Market Series and Scudder Government Money Market Series, there is one additional class of Capital Stock, to be referred to for all purposes as "Institutional Shares," and with respect to Scudder Money Market Series, three additional classes of Capital Stock, to be referred to for all purposes as "Institutional Shares" and the "Premium Money Market Shares" or "Premium Shares," and "Prime Reserve Money Market Shares."


         After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation shall have, in addition to the three billion four hundred million (3,400,000,000) shares of Capital Stock previously classified as set forth in the Charter, four billion five hundred seventy-five million (4,575,000,000) shares of its authorized Capital Stock classified as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, one billion seven hundred seventy-five million (1,775,000,000) Institutional Shares, one billion (1,000,000,000) Premium Money Market Shares and one billion (1,000,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of Capital Stock classified as the Scudder Tax Free

Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of Capital Stock classified as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.


         Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.


         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.


                               INVESTMENT ADVISER


   (See "Fund organization -- Investment adviser" in the Funds' Prospectuses)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to a Fund.

         The continuance of the Investment Management Agreement dated July 7, 1997, between each Fund and the Adviser, was last approved by the Directors on April 24, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder Kemper, the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Directors on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser, and which permit ease of administration.

         The Agreements dated December 31, 1997 were last approved by the Directors of the Corporation on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of their reassignment.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and will be submitted for shareholder approval at special meetings currently scheduled to take place in December 1998.

         Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of each Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Investment Management Agreements ("Agreements") state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         For the period January 1, 1997 until July 7, 1997, the Adviser received a management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Until July 7, 1997, the Adviser had agreed to waive a portion of its investment management fee for each of the Cash Fund and Government Fund to the extent necessary so that the total annualized expenses of each Fund did not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives a management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period beginning July 7, 1997 and extending to April 30, 1999 there is a management fee waiver for the Cash Fund, Tax Free Fund and Government Fund of 0.05%, 0.10% and 0.15%, respectively. Management fees are computed daily and paid monthly.

         In addition, from time to time, the Adviser may voluntarily absorb certain additional expenses of Scudder Money Market Series. The level of this voluntary absorption shall be in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

         For the Corporation's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and $11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

         For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581 for the Cash Fund, $587,278 for the Tax Free Fund and $131,141 for the Government Fund. Had the

Adviser not waived $274,989 of its management fee for the Cash Fund and $150,102 of its management fee for the Government Fund, the total fee paid by each Fund in 1996 would have been $1,502,570 and $281,243, respectively.

         For the Corporation's fiscal year ended December 31, 1995, management fees paid to the Adviser were $1,045,111 for the Cash Fund, $530,696 for the Tax Free Fund and $62,892 for the Government Fund. Had the Adviser not waived $474,280 of its management fee for the Cash Fund and of $211,734 its management fee for the Government Fund, the total fee paid by each such Fund in 1995 would have been $1,519,391 and $274,626, respectively.

         Each Agreement provides that the relevant Fund pay all of its expenses that are not specifically assumed by the Adviser. (Expenses attributable to a specific class of each Fund will be charged against the assets of that class of the Fund, other expenses of the Corporation will be allocated among the Funds in a manner which may, but need not, be proportionately in relation to the net assets of each Fund.) Expenses payable by each of the Funds include, but are not limited to, organizational expenses; clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of the transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Fund; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Corporation who are not employees or affiliates of the Adviser or its affiliates; travel expenses of all officers, directors and employees; insurance premiums; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians of the Funds' assets.

         Each Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.



Personal Investments by Employees of the Adviser


         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                                   DISTRIBUTOR


       (See "Fund organization -- Distributor" in the Funds' Prospectuses)

         Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of each Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of each Fund. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

         The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation.
The underwriting agreement was last approved by the Directors on August 12, 1998.

         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.


                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.


                                                                                          Position with
                                                                                          Underwriter, Scudder
                                    Position with                                         Investor Services,
Name, Age and Address               Corporation            Principal Occupation*          Inc.
---------------------               -----------            ---------------------          ----

Daniel Pierce (64)+ #               President              Managing Director of Scudder   Vice President,
                                                           Kemper Investments, Inc.       Director and Assistant
                                                                                          Treasurer

Dr. Rosita P. Chang (43)            Trustee                Professor of Finance,          --
PACAP Research Center                                      University of Rhode Island
College of Business
Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802


                                       35

                                                                                          Position with
                                                                                          Underwriter, Scudder
                                    Position with                                         Investor Services,
Name, Age and Address               Corporation            Principal Occupation*          Inc.
---------------------               -----------            ---------------------          ----

Dr. J. D. Hammond (64)              Trustee                Dean, Smeal College of         --
801 Business Administration                                Business Administration,
Bldg.                                                      Pennsylvania State University
Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (69)#              Director               Senior Fellow and Economic      --
50023 Brogden                                              Counselor, The Conference
Chapel Hill, NC  27514                                     Board, Inc.

Peter B. Freeman (66)               Director               Corporate Director and          --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Richard M. Hunt (71)                Director               University Marshal and
University Marshal's Office                                Senior Lecturer, Harvard
Wadsworth House                                            University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138

Jerard K. Hartman (65)              Vice President         Advisory Director of Scudder   --
15 Althea Lane                                             Kemper Investments, Inc.
Larchmont, NY  10538

Thomas W. Joseph (59)+              Vice President and     Senior Vice President of       Vice President,
                                    Assistant Secretary    Scudder Kemper Investments,    Director, Treasurer
                                                           Inc.                           and Assistant Clerk

Thomas F. McDonough (51)+           Vice President and     Senior Vice President of       Assistant Clerk
                                    Secretary              Scudder Kemper Investments,
                                                           Inc.

Kathryn L. Quirk (45)++             Vice President         Managing Director of Scudder   Senior Vice President,
                                                           Kemper Investments, Inc.       Director and Clerk

Frank J. Rachwalski, Jr.            Vice President         Managing Director of Scudder    --
(53)+++                                                    Kemper Investments, Inc.

David B. Wines (42)++++             Vice President         Senior Vice President of       --
                                                           Scudder Kemper Investments,
                                                           Inc.

John R. Hebble (40)+                Treasurer              Senior Vice President of       --
                                                           Scudder Kemper Investments,
                                                           Inc.

                                       36

                                                                                          Position with
                                                                                          Underwriter, Scudder
                                    Position with                                         Investor Services,
Name, Age and Address               Corporation            Principal Occupation*          Inc.
---------------------               -----------            ---------------------          ----

James DiBiase (38)+                 Assistant Treasurer    Senior Vice President of       --
                                                           Scudder Kemper Investments,
                                                           Inc.

Caroline Pearson (36)+              Assistant Secretary    Senior Vice President of       --
                                                           Scudder Kemper Investments,
                                                           Inc.; Associate, Dechert
                                                           Price & Rhoads (law firm)
                                                           1989 to 1997


* All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#        Messrs. Pierce and Fiedler are members of the Executive Committee.
+        Address:  Two International  Place,  Boston,  Massachusetts
++       Address:  345 Park Avenue,  New York,  New York
+++      Address: 222 South Riverside Plaza, Chicago, Illinois
++++     Address: 333 South Hope Street, 37th Floor, Los Angeles, California

         Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


         As of September 30, 1998, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio as of the commencement of operations.

         Certain accounts for which the Adviser acts as investment adviser owned 135,316,757 shares in the aggregate, or 40.26% of the outstanding shares of Scudder Money Market Series (Scudder Managed Shares) on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 50,600,920 shares in the aggregate, or 6.87% of the outstanding shares of Scudder Money Market Series (Scudder Premium Money Market Shares) on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 75,988,994 shares in the aggregate, or 60.59% of the outstanding shares of Scudder Tax Free Money Market Series (Scudder Managed Shares) on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 29,800,289 shares in the aggregate, or 25.80% of the outstanding shares of Scudder Tax Free Money Market Series (Scudder Institutional Shares) on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 14,859,226 shares in the aggregate, or 21.80% of the outstanding shares of Scudder Government Money Market Series (Scudder Institutional Shares) on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of September 30, 1998, the following shareholders held of record more than five percent of such Fund:

         Scudder Money Market Series (Scudder Managed Shares). Lucian T. Baldwin III Tr. , Luican T. Baldwin III Living Tr. Agre, U/A 11/9/95, 175 Sheridan Road, Winntka, IL 60093-4223, State Street Bank and Trust Co., Attn: Marie Paule Tardif, 225 Franklin St./Kerri Ahern, Boston, MA 02110-2804 and Wilmington Trust Company, Attn Mutual Funds, 1100 North Market Street, Wilmington, DE 19890-0001, held of record 9.38%, 13.24% and 14.42% respectively, of the outstanding shares of the Scudder Managed Shares.

         Scudder Money Market Series ( Scudder Institutional Shares) Bowen David & Co., PO Box 1647, Boston, MA 02105-1647 and Poseidon Capital Group LLC., Attn:
Neil Meisel, 3151 North Rainbow Blvd., Ste 317, Los Vegas, Nevada 89108-4578, held of record 35.63% and 7.15% respectively, of the outstanding shares of the Scudder Institutional Shares.

         Scudder Tax Free Money Market Series (Scudder  Managed Shares)
Daniel Pierce, Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103 and State Street Bank & Trust Co., Attn: Marie Paule Tardif, 225 Franklin Street,/Kerri Ahern, Boston, MA 02110-2804, held of record 12.17% and 11.81% respectively, of the outstanding shares of the Scudder Managed Shares.

         Scudder Tax Free Money Market Series (Scudder Institutional Shares) Anchorboard & Co., State Street Bank and Trust, 105 Rosemont Road, Westwood, MA 02090-2318, Bowen David & Co., PO Box 1647, Boston, MA 02105-1647, held of record 6.18% and 81.49% respectively, of the outstanding shares of the Scudder Institutional Shares.

         Scudder Government Money Market Series (Scudder Managed Shares) Chemical Bank, CBC Cust. Jericho BK 36m Attn: Sevan Marinos, 1211 Ave. of the America's 32flr., New York, NY 10036-8701 and Citibank, Private banking,
Jeannine Gaeta, 1 Court Square 22nd floor Zone 7, Long Island City, NY 11120-0001, held of record 22.26% and 46.36% respectively, of the outstanding shares of the Scudder Managed Shares.

         Scudder Government Money Market Series (Scudder Institutional Shares) Bowen David & Co., PO Box 1647, Boston, MA 02105-1647, held of record 98.63% , respectively, of the outstanding shares of the Scudder Institutional Shares.

         As of September 30, 1998 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation of such Fund for purpose of the 1940 Act.



                                  REMUNERATION


Responsibilities of the Board -- Board and Committee Meetings


         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.



Compensation of Officers and Directors


         The Independent Directors receive the following compensation from the Funds of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors'
educational  seminars  or  conferences,   service  on  industry  or  association
committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.


         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of the Scudder funds as a group.


                                            Scudder Fund, Inc.*                  All Scudder Funds
                                       Paid by          Paid by          Paid by             Paid by
           Name                        the Trust     the Adviser(1)      the Funds        the Adviser(1)
           ----                        ---------     --------------      ---------        --------------

           Dr. Rosita P. Chang,       $926           $0                  $31, 946      $4,200 (21 funds)
           Director

           Edgar R. Fiedler,          $18,883        $900                $276,975**   $11,850 (34 funds)
           Director


           Peter B. Freeman,          $7,700         $1,350               $137,011     $14,625 (42 funds)
           Director


           Dr. J.D. Hammond,          $926           $0                  $35,626       $4,900  (22 funds)
           Director


           Robert W. Lear,            $6,175         $900                $14,121       $1,650  (7 funds)
           Director***


         (1) Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.

* Scudder Fund, Inc. consists of the Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** This amount includes $202,580 paid by the liquidation of Scudder Institutional Fund, Inc., $21,189 incurred in deferred compensation by Scudder Fund, Inc., and $53,205 paid by the remaining Scudder Funds as compensation for serving on the Boards of those Funds.

***      Mr. Lear retired from the Fund October 23, 1997.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                      TAXES


     (See "Distribution and Performance Information -- Taxes" in the Funds'
                                 Prospectuses)


         The Prospectuses for each class of shares of the Funds describe generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.


         Qualification by each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.

         A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends including "exempt-interest dividends," declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of a Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction generally will be long- or short-term capital gain or loss. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

         The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

         Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.


         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.


         Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


         Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.


                             PORTFOLIO TRANSACTIONS


         Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the investment decisions of each of the Funds and the placing of such Funds' portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.


         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.


         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Funds. Trading, however, does involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Funds the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. During the Corporation's last three fiscal years, the Funds paid no brokerage commissions.

         Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Funds for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Funds. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to their own research efforts, since the information must still be analyzed, weighed and reviewed by the staff of the Adviser. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreements with the Funds, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds.



                                 NET ASSET VALUE


         Net asset value per share for each class of each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Cash Fund and the Government Fund is determined at 4:00 p.m., and at 2:00 p.m. for the Tax Free Fund. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. Although the Corporation intends to declare dividends with respect to each of its Funds on all other days, including Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.

         As indicated under "Transaction information -- Share price" in the Prospectuses, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.



                             ADDITIONAL INFORMATION


Experts

          The financial highlights of each Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accounts, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Other Information

         The CUSIP number of the Scudder Premium Money Market Shares is                   811149871

         The CUSIP number of the Scudder Institutional Money Market Shares is             811149863

         The CUSIP number of the Scudder Managed Money Market Shares is                   811149202


         The CUSIP number of the Scudder Prime Reserve Money Market Shares is             811149830


         The CUSIP number of the Scudder Managed Tax Free Money Market Shares is          811149301

         The CUSIP number of the Scudder Institutional Tax Free Money Market Shares is    811149855

                                       43

         The CUSIP number of the Scudder Managed Government Money Market Shares is        811149103

         The CUSIP number of the Scudder Institutional Government Money Market Shares is  811149848


         Each Fund has a fiscal year end of November 30.


         The law firm of Dechert Price & Rhoads is counsel to the Funds.

         Information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1997.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1997, the amount charged to the Funds by SFAC aggregated $109,482 for the Money Market Series, $56,782 for the Tax Free Money Market Series and $51,695 for the Government Money Market Series, of which $12,144, $5,092 and $2,677, respectively, remain unpaid at December 31, 1997. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Government Fund, $48,900 for the Cash Fund, and $39,965 for the Tax Free Fund, of which $2,500, $4,177, and $3,306, respectively.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1996, the amount charged to the Corporation by Scudder Service Corporation aggregated $23,477 for the Government Fund, $66,490 for the Cash Fund, and $23,477 for the Tax Free Fund, of which $2,292, $5,556, and $2,292, respectively, remained unpaid at December 31, 1997. For the year ended December 31, 1997 the following amounts were charged:

                         Money Market        Tax Free Money       Government Money Market
                             Series           Market Series                Series
                             ------           -------------                ------

Managed Class               $192,796            $ 32,322                  $ 43,655
Institutional Class          23,214               23,214                   23,214
Premium Class                60,124                 ---                      ---
                             ------             --------   ---            -------


                            $276,134            $ 55,536                  $ 66,869
                            ========            ========                  ========

         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning another Fund.

         The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolios of the Corporation, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Reports to the Shareholders of the Funds dated December 31, 1997, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

         Effective July 7, 1997, the Corporation's Board of Directors approved a name change of the Funds from Managed Cash Fund, Managed Tax-Free Fund and Managed Government Securities Fund to Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. In addition, the Board of Directors subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series into classes. Shares of each Fund outstanding as of July 7, 1997 were redesignated as shares of the Managed Class of the respective Fund. Furthermore, with respect to the Scudder Tax Free Money Market Series and Scudder Government Money Market Series one additional class was created of "Institutional Shares," with respect to the Scudder Money Market Series two additional classes were created, the "Institutional Shares" and the "Premium Money Market Shares." Effective October 15, 1998, one additional class was created, "Prime Reserve Money Market Shares" as part of the Scudder Money Market Series.

         Effective August 12, 1998, the Corporation's Board of Directors approved a change in the Funds' fiscal year end from December 31 to November 30.

                                    APPENDIX


         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.


Corporate and Municipal Bonds


         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.


Corporate and Municipal Commercial Paper


         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes


         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2".

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------


Item 24.          Financial Statements and Exhibits

                  a(1) Financial Highlights and Financial Statements included in the funds' Annual Reports for the Managed Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series for the fiscal year ended December 31, 1997, are included in the funds' Statement of Additional Information, and were filed on March 4, 1998 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.

                  a(2) Financial Highlights and Financial Statements included in the funds' Annual Reports for the Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series for the fiscal year ended December 31, 1997, are included in the funds' Statement of Additional Information, and were filed on March 4, 1998 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.

                  a(3) Financial Highlights and Financial Statements included in the funds' Semiannual Reports for the Scudder Premium Money Market Shares of Scudder Money Market Series for the period ended June 30, 1998, are included in the funds' Statement of Additional Information, and were filed on August 28, 1998 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.

                   b.        Exhibits

                             1.       (a)        Articles of Incorporation dated June 16, 1982.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                                      (b)        Articles Supplementary dated April 28, 1987.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (c)        Articles of Merger dated April 28, 1987.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (d)        Articles Supplementary dated February 20, 1991.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (e)        Articles of Transfer dated December 27, 1991.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                 Part C - Page 4

                                      (f)        Articles Supplementary dated February 7, 1992.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (g)        Articles of Amendment dated October 14, 1992.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (h)        Articles Supplementary for Managed Intermediate Government Fund dated
                                                 January 18, 1993.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (i)        Articles Supplementary dated April 2, 1995.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (j)        Articles Supplementary dated January 25, 1996.
                                                 (Incorporated by reference to Exhibit 1(h) to Post-Effective
                                                 Amendment No. 21 to this Registration Statement.)

                                      (k)        Articles of Amendment dated June 12, 1997.
                                                 (Incorporated by reference to Exhibit 1(i) to Post-Effective
                                                 Amendment No. 24 to this Registration Statement.)

                                      (l)        Articles Supplementary dated June 12, 1997.
                                                 (Incorporated by reference to Exhibit 1(j) to Post-Effective
                                                 Amendment No. 24 to this Registration Statement.)

                                      (m)        Articles Supplementary dated August 11, 1998.
                                                 (Incorporated by reference to Post-Effective Amendment No. 28 to this
                                                 Registration Statement.)

                             2.       (a)        By-laws as amended through October 24, 1991.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)        By-laws as amended through July 20, 1995.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this Registration  Statement.)

                                      (c)        By-laws as amended through October 24, 1996.
                                                 (Incorporated by reference to Post-Effective Amendment No. 22 to this Registration Statement.)

                             3.                  Not applicable.

                             4.                  Form of stock certificate.
                                                 (Incorporated by reference to Exhibit 4 to Pre-Effective
                                                 Amendment No. 1 to this Registration Statement filed
                                                 September 28, 1982 and to Post-Effective Amendment No. 7
                                                 to this Registration Statement filed March 3, 1988.)

                             5.       (a)(1)     Investment Advisory Agreement on behalf of Managed Government Securities
                                                 Fund dated May 1, 1989.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                Part C - Page 5




                                      (a)(2)     Investment Advisory Agreement on behalf of Managed Cash Fund dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (a)(3)     Investment Advisory Agreement on behalf of Managed Tax-Free Fund dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (a)(4)     Form of Investment Advisory Agreement on behalf of Managed Federal
                                                 Securities Fund dated May 1, 1991.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (a)(5)     Investment Advisory Agreement on behalf of Managed Intermediate Government
                                                 Fund dated January 18, 1993.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (a)(6)     Investment Advisory Agreement on behalf of Scudder Money Market Series
                                                 (Formerly Known As Managed Cash Fund) dated July 7, 1997.
                                                 (Incorporated by reference to Exhibit 5(a)(ix) to Post-Effective Amendment
                                                 No. 24 to this Registration Statement.)

                                      (a)(7)     Investment Advisory Agreement on behalf of Scudder Tax Free Money Market
                                                 Series (Formerly Known As Managed Tax Free Fund) dated July 7, 1997.
                                                 (Incorporated by reference to Exhibit 5(a)(x) to Post-Effective Amendment
                                                 No. 24 to this Registration Statement.)

                                      (a)(8)     Investment Advisory Agreement on behalf of Scudder Government Money Market
                                                 Series (Formerly Known As Managed Government Securities Fund)
                                                 dated July 7, 1997.
                                                 (Incorporated by reference to Exhibit 5(a)(xi) to Post-Effective Amendment
                                                 No. 24 to this Registration Statement.)

                                      (a)(9)     Investment Advisory Agreement between the Registrant on behalf of Scudder
                                                 Money Market Series (Formerly Known As Managed Cash Fund) and Scudder Kemper
                                                 Investments dated December 31, 1997.
                                                 (Incorporated by reference to Post-Effective Amendment No. 26 to this
                                                 Registration Statement.)

                                      (a)(10)    Investment Advisory Agreement between the Registrant on behalf of Scudder
                                                 Tax Free Money Market Series (Formerly Known As Managed Tax Free Fund) and
                                                 Scudder Kemper Investments dated December 31, 1997.
                                                 (Incorporated by reference to Post-Effective Amendment No. 26 to this
                                                 Registration Statement.)

                                      (a)(11)    Investment Advisory Agreement between the Registrant on behalf of Scudder
                                                 Government Money Market Series (Formerly Known As Managed Government
                                                 Securities Fund) Scudder Kemper Investments dated December 31, 1997.
                                                 (Incorporated by reference to Post-Effective Amendment No. 26 to this
                                                 Registration Statement.)


                                Part C - Page 6


                                      (a)(12)    Form of Investment Management Agreement between the Registrant on behalf of Scudder Money Market Series (Formerly Known As Managed Cash
                                                 Fund) and Scudder Kemper Investments dated September 7, 1998 is filed herein.

                                      (a)(13)    Form of Investment Management Agreement between the Registrant on behalf of Scudder Tax Free Money Market and Scudder Kemper Investments
                                                 dated September 7, 1998 is filed herein.

                                      (a)(14)    Form of Investment Management Agreement between the Registrant on behalf of
                                                 Scudder Government Money Market Series and Scudder Kemper Investments dated
                                                 September 7, 1998 is filed herein.

                             6.       (a)        Underwriting Agreement dated January 18, 1989 (with form of Dealer
                                                 Contract Exhibit).
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)        Underwriting Agreement dated July 7, 1997 between the Registrant and
                                                 Scudder Investor Services.
                                                 (Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No.
                                                 24 to this Registration Statement.)

                                      (c)        Underwriting Agreement dated May 6, 1998 between the Registrant and
                                                 Scudder Investor Services.
                                                 (Incorporated by reference to Post-Effective Amendment No. 28 to this
                                                 Registration Statement.)

                                      (d)        Form of Underwriting Agreement dated September 7, 1998 between the Registrant and Scudder Investor Services is filed herein.

                             7.                  Not Applicable.

                             8.       (a)        Form of Custodian Agreement.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)        Transfer Agency Agreement dated January 1, 1990.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)(1)     Fee schedule for Exhibit 8(b).
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                                      (b)(2)     Scudder Service Corporation Fee Information for Services Provided under
                                                 Transfer Agency and Service Agreement dated July 7, 1997.
                                                 (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                                 Registration Statement.)

                                      (c)(1)     Custodian Agreement with State Street London Limited dated November 13, 1985.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                Part C - Page 7


                                      (c)(2)     Sub-Custodian Arrangement with Bankers Trust (August 1986). (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                                      (c)(3)     Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (c)(4)     Sub-Custodian Agreement with Irving Trust Company as amended February 6,
                                                 1990.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (c)(5)     Fee Schedule for Exhibit 8(a).
                                                 (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                             9.       (b)(1)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Cash Fund, and Scudder Fund Accounting Corporation dated August 1,
                                                 1994.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 filed on April
                                                 28, 1995.)

                                      (b)(2)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Federal Securities Fund, and Scudder Fund Accounting Corporation
                                                 dated August 1, 1994.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 filed on April
                                                 28, 1995.)

                                      (b)(3)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Government Securities Fund, and Scudder Fund Accounting Corporation
                                                 dated August 1, 1994.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 filed on April
                                                 28, 1995.)

                                      (b)(4)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Tax-Free Fund, and Scudder Fund Accounting Corporation dated August
                                                 18, 1994.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 filed on April
                                                 28, 1995.)

                                      (b)(5)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Intermediate Government Fund, and Scudder Fund Accounting
                                                 Corporation dated September 22, 1994.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 filed on April
                                                 28, 1995.)

                                      (b)(6)     Fund Accounting Fee Schedule between the Registrant and Scudder Fund
                                                 Accounting Corp. dated July 7, 1997.
                                                 (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                                 Registration Statement).

                             10.                 Inapplicable.

                             11. Consent of Independent Accountants is filed herein.


                                Part C - Page 8


                             12.                 Inapplicable.

                             13.                 Inapplicable

                             14.      (a)        Individual Retirement Account Prototype.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)        Self-Employed Individuals Retirement Plan Prototype.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (c)        Scudder Roth IRA Custodian Disclosure Statement and Plan Agreement.
                                                 (Incorporated by reference to Post-Effective Amendment No. 26 to this
                                                 Registration Statement.)

                             15.                 Inapplicable.

                             16.      (a)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

                                      (b)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Post-Effective Amendment No. 20 to this
                                                 Registration Statement.)

                             17.                 Financial Data Schedule is filed herein.

                             18.                 Plan pursuant to Rule 18f-3.
                                                 (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                                 Registration Statement.)

Power of attorney for Dr. Rosita Chang, Dr. J.D. Hammond, Richard M. Hunt, Edgar R. Fiedler, Daniel Pierce and Peter B. Freeman are (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None
Item 26.          Number of Holders of Securities.
--------          --------------------------------

                  Set forth below is a table showing the number of record holders of each class of securities of Scudder Fund, Inc. as of July 24, 1998.

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Scudder Money Market Series:
                        Premium Money Market Shares                                      4,999
                        Managed Money Market Shares                                      1,003
                        Institutional Money Market Shares                                 113
                   Scudder Tax Free Money Market Series:
                        Tax Free Managed Shares                                           95
                        Tax Free Institutional Shares                                     12
                   Scudder Government Money Market Series:
                        Government Managed Shares                                         195
                        Government Institutional Shares                                    7

                                Part C - Page 9

Item 27.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##

                                Part C - Page 10


                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk,
                           Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor  Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**

                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation ^oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation ^oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland



                                Part C - Page 11

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111


                                Part C - Page 12


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President and
         Two International Place           and Assistant Clerk                     Assistant Secretary
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.


Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.



                                Part C - Page 14

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 15th day of October, 1998.

                                             SCUDDER FUND, INC.


                                             By  /s/Thomas F. McDonough
                                                 ----------------------
                                                 Thomas F. McDonough
                                                 Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                             TITLE                                    DATE
---------                                             -----                                    ----


/s/Dr. Rosita Chang
------------------------------------------
Dr. Rosita Chang*                              Director                                        October 15, 1998


/s/Dr. J.D. Hammond
------------------------------------------
Dr. J.D. Hammond*                              Director                                        October 15, 1998


/s/Richard M. Hunt
------------------------------------------
Richard M. Hunt*                               Director                                        October 15, 1998


/s/Edgar R. Fiedler
------------------------------------------
Edgar R. Fiedler*                              Director                                        October 15, 1998


/s/Peter B. Freeman
------------------------------------------
Peter B. Freeman*                              Director                                        October 15, 1998


/s/Daniel Pierce
------------------------------------------
Daniel Pierce*                                 President (Principal Executive Officer)         October 15, 1998


/s/John R. Hebble
------------------------------------------
John R. Hebble                                 Treasurer (Principal Financial Officer)         October 15, 1998


*By:     /s/Thomas F. McDonough
         ----------------------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post Effective
         Amendment No. 25.

                       CONSENT OF INDEPENDENT ACCOUNTANTS
                       ----------------------------------



We hereby consent to the incorporation by reference in the Prospectuses and Statement of Additional Information constituting parts of this Post-Effective Amendment No.29 to the registration statement on Form N-1A (the "Registration Statement), of our report dated February 23, 1998, relating to the financial statements and financial highlights appearing in the December 31, 1997 Annual Report to Shareholders of Scudder Fund, Inc., which is also incorporated by reference into the Registration Statement. We also consent to the reference to us under the heading "Experts" in such Statement of Additional Information.




PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1998

                                                               File No. 2-78122
                                                               File No. 811-3495











                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 29

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX

                                Exhibit 5(a)(12)

                                Exhibit 5(a)(13)

                                Exhibit 5(a)(14)

                                  Exhibit 6(d)

                                   Exhibit 11

                                   Exhibit 17